Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 6, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               DundeeWealth Funds

(1933 Act Registration No. 333-135371)

(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

On behalf of DundeeWealth Funds (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the statements of additional information dated February 1, 2012 for the Trust’s Mount Lucas U.S. Focused Equity Fund, Smith Group Large Cap Core Growth Fund, JOHCM International Select Fund, Dynamic Energy Fund, Dynamic Energy Income Fund, Dynamic Global Growth Fund, Dynamic World Growth Fund, Dynamic Canadian Equity Income Fund, Dynamic Natural Resources Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic U.S. Value Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the statements of additional information dated February 1, 2012 contained in the Trust’s Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 31, 2012.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann